Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2022	December 31, 2021
Accounts receivable	$120,224,989	$2,608,325
Allowance for doubtful accounts	(27,469,288)	-
	$92,755,701	$2,608,325

The Company recorded bad debt expense of $27,469,288 for the year ended 2023. No bad debt allowance was recorded for the years ended 2021 and 2020.

On July 29, 2021, the Company entered into an accounts receivable factoring agreement (the “Factoring Agreement”) with Zhongyuan Bank Co.,Ltd (“Zhongyuan Bank”). The Factoring Agreement allows for up to RMB10 million in advances, which are collateralized by assigned eligible accounts receivable and are subject to funds usage, no discount, and other fees, as well as service charges. The Factoring Agreement has a scheduled term of 160 days and is subject to automatic one year extension unless written notice of intention to terminate is obtained from the Company or unapproved by both parties. The current Factoring Agreement has a maturity date on January 9, 2022. The annual interest rate of factoring is 5.60%.

At January 19, 2022, the Company repaid $1,435,833 (RMB10,000,000) to Zhongyuan Bank. The total interest of $40,241 (RMB 270,667) accrued and all interests were paid under the Factoring Agreement as of December 31, 2022.